Consolidated Statements of Loss and Comprehensive Loss	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 248,831,457	$ 34,089,770	¥ 440,536,632	¥ 505,724,311
Cost of revenues	(201,991,119)	(27,672,670)	(424,345,616)	(511,265,334)
Gross profit (loss)	46,840,338	6,417,100	16,191,016	(5,541,023)
Operating expenses:
Sales and marketing expenses	6,872,836	941,575	7,590,244	7,087,625
General and administrative expenses	54,573,795	7,476,836	22,186,942	53,215,813
Research and development expenses	5,774,688	791,129	11,761,358	15,568,768
Impairment of goodwill				7,712,011
Impairment of long-term prepayments			155,307,333
Impairment of intangible assets			4,641,741	12,139,226
Impairment of educational contents			197,466,973	106,182,780
Total operating expenses	67,221,319	9,209,540	398,954,591	201,906,223
Loss from operations	(20,380,981)	(2,792,440)	(382,763,575)	(207,447,246)
Other income (expenses):
Investment income	441,949	60,547	600,375	603,058
Interest expenses, net	(551,716)	(75,585)	(1,357,399)	(2,088,467)
Other expenses, net	(313,680)	(42,974)	(41,621)	(286,522)
Government grants	247,005	33,840	960,224	1,656,077
Total other (loss) income, net	(176,442)	(24,172)	161,579	(115,854)
Loss before income tax	(20,557,423)	(2,816,612)	(382,601,996)	(207,563,100)
Income tax benefits (expense)	(12,853,549)	(1,760,929)	(211,267)	10,980,054
Net loss	(33,410,972)	(4,577,541)	(382,813,263)	(196,583,046)
Net income (loss) attributable to noncontrolling interests	102,543	14,048	(9,312,526)	2,578,761
Net loss attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	(33,513,515)	(4,591,589)	(373,500,737)	(199,161,807)
Net loss	(33,410,972)	(4,577,541)	(382,813,263)	(196,583,046)
Other comprehensive income:
Foreign currency translation adjustments	164,691	22,563	3,575,835	2,120,397
Total comprehensive loss	(33,246,281)	(4,554,978)	(379,237,428)	(194,462,649)
Net comprehensive income (loss) attributable to noncontrolling interests	102,543	14,048	(9,312,526)	2,578,761
Comprehensive loss attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	¥ (33,348,824)	$ (4,569,026)	¥ (369,924,902)	¥ (197,041,410)
Loss per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.24)	$ (0.03)	¥ (3.08)	¥ (1.68)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.24)	$ (0.03)	¥ (3.08)	¥ (1.68)
Weighted average number of shares
Basic (in Shares)	138,018,033	138,018,033	121,110,000	118,512,969
Diluted (in Shares)	138,018,033	138,018,033	121,110,000	118,512,969